Summary of Significant Accounting Policies (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 31,844,063	$ 41,404,026
Valuation Techniques	Forecasted Performance, 2015-June 2016	Forecasted Performance, 2015-June 2016
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(15.00%)	(40.00%)
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	5.00%	(5.00%)
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Average Simulated Share Prices	$ 2.23
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.24
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.29
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 15,875,684	$ 42,291,631
Valuation Techniques	Forecasted Performance, 2015	Forecasted Performance, 2015
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(40.00%)	(20.00%)
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(10.00%)	(5.00%)
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Average Simulated Share Prices	$ 2.28
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.26
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.31